Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14.	Intangible assets

(Euro thousands)	Brands	Trademarks and patents	Software	Intangible assets in progress	Other	Total
Historical cost
At January 1, 2022	177,387	11,900	24,385	1,570	6,999	222,241
Additions	—	850	919	374	394	2,537
Transfer from construction in progress	—	719	—	(719)	—	—
Disposals	—	—	(602)	—	(690)	(1,292)
Net foreign exchange differences	—	17	2	—	—	19

At December 31, 2022	177,387	13,486	24,704	1,225	6,703	223,505
Additions	—	30,521	889	843	56	32,309
Transfer from construction in progress	—	—	1,201	(1,298)	97	—
Disposals	—	(24)	(287)	—	—	(311)
Net foreign exchange differences	—	(741)	(18)	—	(30)	(789)

At December 31, 2023	177,387	43,242	26,489	770	6,826	254,714

Amortization and impairment
At January 1, 2022	(5,053)	(9,805)	(22,824)	—	(3,325)	(41,007)
Amortization	—	(804)	(675)	—	(163)	(1,642)
Disposals	—	—	602	—	43	645
Net foreign exchange differences	—	(15)	(1)	—	—	(16)

At December 31, 2022	(5,053)	(10,624)	(22,898)	—	(3,445)	(42,020)
Amortization	—	(837)	(664)	—	(1,126)	(2,627)
Disposals	—	24	287	—	—	311
Net foreign exchange differences	—	43	18	—	—	61

At December 31, 2023	(5,053)	(11,394)	(23,257)	—	(4,571)	(44,275)

Carrying amount
At January 1, 2022	172,334	2,095	1,561	1,570	3,674	181,234

At December 31, 2022	172,334	2,862	1,806	1,225	3,258	181,485

At December 31, 2023	172,334	31,848	3,232	770	2,255	210,439